INCOME TAXES (Details 2) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Net deferred tax asset
Deferred tax asset	$ 1,079,010	$ 986,095	$ 585,059
Valuation allowance	(1,079,010)	(986,095)	(585,059)
Net deferred tax asset